Expense Example - Roundhill WeeklyPay™ Universe ETF - Roundhill WeeklyPay™ Universe ETF Shares	Sep. 03, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	$ 377